UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin 53233
(414) 299-2000

April 8, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Index Funds
Filing Pursuant to Rule 497(xbrl)
(333-129930 and 811-21836)

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated July 29, 2013, as filed pursuant to Rule 497(e) under the 1933 Act on March 21, 2014 (Accession Number: 0001398344-14-001789).

Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,
/s/ Benjamin D Schmidt
AVP Fund Administration